Segment Disclosures	12 Months Ended
Dec. 31, 2023
Segment Disclosures
Segment Disclosures

13. Segment Disclosures

The Company has one operating segment, being mineral exploration, with assets located in Canada and the United States, as follows:

	December 31, 2023			December 31, 2022
	Canada	USA	Total	Canada	USA	Total
Mineral property interests	$27,508	$-	$27,508	$23,708	$2,569	$26,277
Mineral property deposits	152	-	152	166	-	166
Leasehold improvements and equipment	297	-	297	374	-	374